SCHEDULE OF INCOME TAX RATE RECONCILIATION RATE (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%
State and local income taxes
Change in valuation allowance for NOL carry-forwards	(21.00%)	(21.00%)
Stock warrant transactions and other items
Effective income tax rate